Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	CAD 833	CAD 1,082
Allowance for doubtful accounts	(61)	(66)	CAD (36)
Accounts receivable, net	772	1,016
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	374	496
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	CAD 459	CAD 586